FAIR VALUE MEASUREMENTS - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Nonrecurring
FAIR VALUE MEASUREMENTS
Impairment charge, long-lived assets	¥ 0	¥ 0